Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DoubleLine Funds Trust
Prospectus Date	rr_ProspectusDate	Jul. 25, 2011
Class A And Class C | DoubleLine Multi-Asset Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	0.75%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of shares redeemed within 90 days of purchase)	rr_RedemptionFeeOverRedemption	1.00%
Exchange Fee	rr_ExchangeFee	none
Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (including any sub-transfer agent accounting or administrative services)	rr_OtherExpensesOverAssets	4.11%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.22%	[2],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.58%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.91%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.67%
1 Year	rr_ExpenseExampleYear01	588
3 Years	rr_ExpenseExampleYear03	1,685
Class A And Class C | DoubleLine Multi-Asset Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[5]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of shares redeemed within 90 days of purchase)	rr_RedemptionFeeOverRedemption	1.00%
Exchange Fee	rr_ExchangeFee	none
Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (including any sub-transfer agent accounting or administrative services)	rr_OtherExpensesOverAssets	4.11%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.22%	[2],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.33%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.91%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.42%
1 Year	rr_ExpenseExampleYear01	245
3 Years	rr_ExpenseExampleYear03	1,526
Class A And Class C | DoubleLine Multi-Asset Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary DoubleLine Multi-Asset Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may qualify for an initial sales load discount on an investment in Class A shares if you and your family invest, or agree to invest in the future, $50,000 or more in Class A shares of the Fund. More information about this discount is available from your financial intermediary and under "Share Class Features — Choosing a Share Class" beginning on page 49 of the Fund's Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment; more details about the fees charged to each share class are available starting at page 49 of this Prospectus).
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 24, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund incurs transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the period December 20, 2010 to March 31, 2011, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for an initial sales load discount on an investment in Class A shares if you and your family invest, or agree to invest in the future, $50,000 or more in Class A shares of the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Based on estimated amounts for the current fiscal year
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Acquired Fund Fees and Expenses" are expenses indirectly incurred by the Fund as a result of its investments in one or more underlying funds, including exchange-traded funds and money market funds. Because these costs are indirect, the Total Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements, since financial statements only include direct costs of the Fund and not the indirect costs of investing in the underlying funds
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Fund's expense limitation for the first year). Although your actual costs may be higher or lower because this is a hypothetical example, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks long-term capital appreciation by actively allocating its assets across asset classes, market sectors, and specific investments. The Adviser allocates the Fund's assets in response to changing market, economic, and political factors and events that the Fund's portfolio managers believe may affect the value of the Fund's investments. The Adviser will attempt to construct a portfolio with the potential for capital appreciation, but may also seek to control risk by active allocation among asset classes, market and economic sectors, and issuers. The Fund's portfolio will be actively managed, and the allocation of the Fund's assets to asset classes, market sectors, and issuers will change over time, sometimes rapidly.

The Fund's principal investments may include:

Equity Investments — Equity securities, of any kind, of U.S. or foreign issuers of any size.

Debt obligations — Debt obligations, of any kind, of domestic or foreign private or governmental issuers. The Fund may invest a substantial portion of its assets in mortgage-backed securities, including collateralized mortgage obligations, and other asset-backed securities. The Fund may invest in investments of any maturity and of any quality, including defaulted securities, and may invest without limit in securities rated below investment grade, sometimes referred to as "high yield" or "junk" bonds, and in unrated securities of any credit quality. When purchasing unrated securities for the Fund, the Adviser may assess such unrated securities as being of comparable ratings quality to other bonds and assign an internal credit rating to such unrated bonds.

Real Estate — Investments in real estate related securities, such as, for example, real estate investment trusts ("REITs"), real estate operating companies, brokers, developers, and builders; property management firms; and mortgage servicing firms.

Commodities — Investments intended to provide exposure to one or more physical commodities or commodities indices. Investments may include, by way of example, exchange-traded funds, futures contracts, options on futures contracts, and forward contracts, and securities designed to provide commodity-based exposures, and common or preferred stocks of subsidiaries of the Fund that invest directly or indirectly in precious metals and minerals or other commodity-related investments.

Currencies — Investment positions in various foreign currencies, including actual holdings of those currencies, and forward, futures, swap, and option contracts with respect to foreign currencies.

Short-Term Investments — Short-term, high quality investments.

Although there is no limit on the amount of the Fund's assets that may be invested in any particular asset class, the Adviser currently expects that the Fund will typically invest at least 20% of its assets in equity securities and other equity-related investments and 20% of its assets in debt obligations and short-term investments; the Fund may invest less than these amounts at any time if the Adviser believes it may be in the Fund's best interest to do so.

The Fund may make any investment or use any investment strategy consistent with applicable law. The Fund may engage in short sales, either to earn additional return or to hedge existing investments. The Fund may enter into derivatives transactions of any kind for hedging purposes or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. The Fund may use derivatives transactions with the purpose or effect of creating investment leverage. Although the Fund reserves the right to invest in derivatives of any kind, it currently expects that it may use the following types of derivatives: futures contracts and options on futures contracts, in order to gain efficient long or short investment exposures as an alternative to cash investments or to hedge against portfolio exposures; interest rate swaps, to gain indirect long or short exposures to interest rates, issuers, or currencies, or to hedge against portfolio exposures; and total return swaps and credit derivatives (such as credit default swaps), put and call options, and exchange-traded and structured notes, to take indirect long or short positions on indexes, securities, currencies, commodities or other indicators of value.

The Fund may invest directly in securities or other instruments selected by the Adviser. The Fund may also invest some or all of its assets in other investment companies or pools, including, for example, other open-end or closed-end investment companies, exchange-traded funds, and domestic or foreign private investment vehicles (such as "hedge funds"). The Fund may from time to time invest in one or more subsidiary private investment vehicles organized outside the United States that invest directly or indirectly in precious metals, minerals, or other commodity-related investments. The Fund may invest in other investment companies or private investment vehicles managed by the Adviser, to the extent permitted by applicable law.

The Fund is registered as a non-diversified investment company as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), and may invest in the securities of a smaller number of issuers than a diversified company. There is no limit on the amount of the Fund's assets that may be allocated to one or more specific asset classes or market sectors. The Fund may invest without limit in obligations of issuers in any country or group of countries, including "emerging market" countries.

The Adviser may sell investments when it believes they no longer offer attractive potential future returns compared to other investment opportunities or they present undesirable risks, or in order to limit losses on securities that have declined in value.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Since the Fund will hold securities with fluctuating market prices, the value of the Fund's shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•

affiliated fund risk: the risk that the Adviser may be subject to a potential conflict of interest in determining whether to invest in an underlying fund managed by the Adviser or in a fund managed by an unaffiliated manager, and may have an economic or other incentive to select the fund managed by it over another fund.

•

asset allocation risk: the risk that the Fund's investment performance depends, at least in part, on how its assets are allocated and reallocated among asset classes and underlying funds and that such allocation will focus on asset classes, underlying funds, or investments that perform poorly or underperform other asset classes, underlying funds, or available investments.

•

asset-backed securities investment risk: the risk that borrowers may default on the obligations that underlie the asset-backed security and that, during periods of falling interest rates, asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate, and the risk that the impairment of the value of the collateral underlying a security in which the Fund invests (due, for example, to non-payment of loans) will result in a reduction in the value of the security.

•

commodities risk: the risk that the value of the Fund's shares may be affected by changes in the values of one or more commodities, which may be extremely volatile and difficult to value, risk of possible illiquidity, and the risks and costs associated with delivery, storage, and maintenance of precious metals or minerals or other commodity-related investments.

•	debt securities risk:

¡	credit risk: the risk that an issuer will default in the payment of principal and/or interest on a security.

¡

interest rate risk: the risk that debt securities will decline in value because of increases in interest rates. The value of a security with a longer duration will be more sensitive to changes in interest rates than a similar security with a shorter duration.

•	defaulted securities risk: the risk of the uncertainty of repayment of defaulted securities and obligations of distressed issuers.

•

derivatives risk: the risk that an investment in derivatives will not perform as anticipated by the Adviser, cannot be closed out at a favorable time or price, or will increase the Fund's volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.

•

emerging market country risk: the risk that Fund share prices will decline due to the greater degree of economic, political, and social instability of emerging market countries as compared to developed countries.

•	equity issuer risk: the risk that the value of a company's stock will decline in value in response to factors affecting that company, that company's industry, or the market generally.

•

exchange-traded note risk: the risk that the level of the particular market benchmark or strategy to which the note's return is linked will fall in value; exchange-traded notes are subject to credit risk generally to the same extent as debt securities.

•

financial services risk: the risk that an investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non diversified or concentrated loan portfolio;

(iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses, for example sub-prime loans; and (iv) the risk that a market "shock" or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.

•	foreign currency risk: the risk that fluctuations in exchange rates may adversely affect the value of the Fund's foreign currency holdings and investments denominated in foreign currencies.

•

foreign investing risk: the risk that the Fund's investments will be affected by the market conditions, currencies, and the economic and political climates in the foreign countries in which the Fund invests.

•

inflation-indexed bond risk: the risk that such bonds will change in value in response to actual or anticipated changes in inflation rates, in a manner unanticipated by the Fund's portfolio management team or investors generally. Inflation-indexed bonds are subject to debt securities risk.

•

investment company and exchange traded fund risk: the risk that an investment company, including any exchange-traded fund ("ETF"), in which the Fund invests will not achieve its investment objective or execute its investment strategy effectively or that large purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company's shares. The Fund must pay its pro rata portion of an investment company's fees and expenses.

•	junk bond risk: the risk that these bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade bonds.

•

leveraging risk: the risk that certain investments by the Fund involving leverage may have the effect of increasing the volatility of the Fund's portfolio, and the risk of loss in excess of invested capital.

•

limited operating history risk: the risk that a newly formed fund has a limited operating history to evaluate and may not attract sufficient assets to achieve or maximize investment and operational efficiencies.

•

liquidity risk: the risk that low trading volume, lack of a market maker, or contractual or legal restrictions may limit or prevent the Fund from selling securities or closing derivative positions at desirable prices.

•

litigation and investigation risk: the risk that pending litigation against the Trust and the Adviser and four employees of the Adviser (including a portfolio manager) or other proceedings could have a material adverse effect on shareholder returns or may be more expensive than anticipated, or impair the Adviser's ability to attract or retain talented personnel or otherwise effectively manage the Fund.

•

market capitalization risk: the risk that investing substantially in issuers in one market capitalization category (large, medium or small) may adversely affect the Fund because of unfavorable market conditions particular to that category of issuers, such as larger, more established companies being unable to respond quickly to new competitive challenges or attain the high growth rates of successful smaller companies, or, conversely, stocks of smaller companies being more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources, fewer experienced managers and there typically being less publicly available information about small capitalization companies.

•

market risk: the risk that the overall market will perform poorly or that the returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of investments.

•

mortgage-backed securities risk: the risk that borrowers may default on their mortgage obligations or the guarantees underlying the mortgage-backed securities will default or otherwise fail and that, during periods of falling interest rates, mortgage-backed securities will be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of a mortgage-backed security may extend, which may lock in a below-market interest rate, increase the security's duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults. The values of certain types of mortgage-backed securities, such as inverse floaters and interest-only and principal-only securities, may be extremely sensitive to changes in interest rates and prepayment rates.

•

non-diversification risk: the risk that, because a relatively higher percentage of the Fund's assets may be invested in the securities of a limited number of issuers, the Fund may be more susceptible to any single economic, political or regulatory event than a more diversified fund. A decline in the market value of one of the Fund's investments may affect the Fund's value more than if the Fund were a diversified fund.

•

portfolio management risk: the risk that an investment strategy may fail to produce the intended results or that the securities held by the Fund will underperform other comparable funds because of the portfolio managers' choice of investments.

•

portfolio turnover risk: the risk that frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in larger distributions of taxable short-term capital gains to investors as compared to a fund that trades less frequently.

•	price volatility risk: the risk that the value of the Fund's investment portfolio will change as the prices of its investments go up or down.

•

real estate risk: the risk that real estate related investments may decline in value as a result of factors affecting the real estate industry, such as the supply of real property in certain markets, changes in zoning laws, delays in completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, and local and regional market conditions.

•

securities or sector selection risk: the risk that the securities held by the Fund will underperform other funds investing in similar asset classes or benchmarks that are representative of the asset class because of the portfolio managers' choice of securities or sectors for investment.

•	short sale risk: the risk that a security the Fund has sold short increases in value.

•

tax risk: in order to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended ("Code"), the Fund must meet requirements regarding, among other things, the source of its income. It is possible that certain of the Fund's investments in commodity-linked derivatives will not give rise to "qualifying income" for this purpose. Any income the Fund derives from investments in instruments that do not generate "qualifying income" must be limited to a maximum of 10% of the Fund's annual gross income. If the Fund were to earn non-qualifying income in excess of 10% of its annual gross income, it could fail to qualify as a regulated investment company for that year. If the Fund were to fail to qualify as a regulated investment company, the Fund would be subject to tax and shareholders of the Fund would be subject to the risk of diminished returns.

•

U.S. Government securities risk: the risk that debt securities issued or guaranteed by certain U.S. Government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. Government, and so involve credit risk greater than investments in other types of U.S. Government securities.

Please see "Additional Information About Principal Investment Strategies and Principal Risks — Principal Risks" on page 19 of this Prospectus for a more detailed description of the risks of investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	non-diversification risk: the risk that, because a relatively higher percentage of the Fund's assets may be invested in the securities of a limited number of issuers, the Fund may be more susceptible to any single economic, political or regulatory event than a more diversified fund. A decline in the market value of one of the Fund's investments may affect the Fund's value more than if the Fund were a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund commenced operations on December 20, 2010, total return information is not yet available for a full calendar year. Financial information for the Fund from December 20, 2010 through March 31, 2011, including its total return for that period (1.02% for Class A shares), is available in the "Financial Highlights" section of this Prospectus. Class A and Class C shares bear different operating expenses. As a result, the total return for Class C shares would have been lower than the performance shown. The Fund's past performance (before and after taxes) does not predict how the Fund will perform in the future. Updated information on the Fund's investment results can be obtained at no charge by calling 877-DLine11 (877-354-6311) or by visiting the Fund's website at www.doublelinefunds.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund commenced operations on December 20, 2010, total return information is not yet available for a full calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877-DLine11 (877-354-6311)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.doublelinefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not predict how the Fund will perform in the future.

[1]	A contingent deferred sales charge applies only to purchases of $1 million or more of Class A shares if the shares are redeemed within 18 months of purchase.
[2]	Based on estimated amounts for the current fiscal year.
[3]	"Acquired Fund Fees and Expenses" are expenses indirectly incurred by the Fund as a result of its investments in one or more underlying funds, including exchange-traded funds and money market funds. Because these costs are indirect, the Total Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements, since financial statements only include direct costs of the Fund and not the indirect costs of investing in the underlying funds.
[4]	DoubleLine Capital LP (the "Adviser") has contractually agreed to waive its investment advisory fee and to reimburse the Fund for other ordinary operating expenses to the extent necessary to limit ordinary operating expenses to an amount not to exceed 1.45% for Class A shares and 2.20% for Class C shares. Ordinary operating expenses exclude taxes, commissions, mark-ups, litigation expenses, indemnification expenses, interest expenses, Acquired Fund Fees and Expenses, and any extraordinary expenses, except that the Adviser has agreed to bear all legal fees and other related expenses of the Trust and the Trustees related to a claim made by Trust Company of the West, as more fully described in "Legal Proceedings" on page 46 of the Prospectus. These expense limitations will apply until at least July 24, 2012, except that they may be terminated by the Board of Trustees at any time. To the extent that the Adviser waives its investment advisory fee or reimburses the Fund for other ordinary operating expenses, it may seek reimbursement of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or reimbursed, if the annual fund operating expense ratio of a class of shares falls below the expense limitation that was in place when the expenses were waived or reimbursed.
[5]	A contingent deferred sales load of 1.00% applies for Class C shares sold within 12 months of purchase.